October 1, 2001



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:          The American Funds Tax-Exempt Series I
                  File Nos.         33-5270
                                    811-4653

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and statement of additional information since the electronic filing on September 27, 2001 of Registrant's Post-Effective Amendment No.21 under The Securities Act of 1933 and Amendment No.20 under The Investment Company Act of 1940.

Sincerely,




Howard L. Kitzmiller \
Senior Vice President and Secretary/Treasurer